Line of credit and debt (Narrative) (Details)									3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 01, 2021 USD ($)	Jun. 09, 2021 CAD ($)	Jun. 09, 2021 USD ($)	Jun. 09, 2021 CAD ($)	Jun. 09, 2021 USD ($)	Feb. 02, 2021 USD ($)	May 08, 2020 CAD ($)	May 08, 2020 USD ($)	May 31, 2022 CAD ($)	Feb. 28, 2022 CAD ($)	Feb. 28, 2022 CAD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CAD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jun. 09, 2021 USD ($)	May 21, 2021 CAD ($)	Feb. 02, 2021 CAD ($)	Feb. 02, 2021 USD ($)	May 08, 2020 USD ($)	Feb. 01, 2019 CAD ($)	Mar. 06, 2018 USD ($)
Debt Instrument [Line Items]
Outstanding balance									$ 5,237,735	$ 5,497,249	$ 5,497,249		$ 0
Proceeds from refinancing of line of credit									0	939,696	1,549,929		0
Total debt									810,423	856,119	856,119						$ 2,971,350
Current portion of debt									176,292	174,361	174,361
Long-term portion of debt									634,131	681,758	681,758
Forgiveness of long-term debt, net											(918,361)		0
Inventories, net									6,221,700	4,969,439	4,969,439		$ 0
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing amount	$ 3,500,000													$ 5,400,000	$ 5,400,000
Line of credit facility, interest rate	4.50%
Outstanding balance									$ 5,237,735	5,497,249	5,497,249			4,141,157	4,329,224
Proceeds from refinancing of line of credit											$ 1,549,929	$ 1,234,610
Line of Credit Facility, Covenant Terms									The balance of the line of credit may not exceed the lesser of US $5,400,000 or the sum of 90% of accounts receivable, 50% of raw materials, 60% of finished inventory (up to US $2,500,000) and an amortizing borrowing base of $400,000 (which shall be reduced $16,667 each month), which must be met on a monthly basis. Additionally, the Company cannot make any loans, advances, or intercompany transfers of cash flow at any time. Since the execution of the debt line on June 9, 2021, to May 31, 2022, the Company was in compliance with the financial covenant.		The balance of the line of credit may not exceed the lesser of US $5,400,000 or the sum of 90% of accounts receivable, 50% of raw materials, 60% of finished inventory (up to US $2,500,000) and an amortizing borrowing base of $400,000 (which shall be reduced $16,667 each month), which must be met on a monthly basis. Additionally, the Company cannot make any loans, advances, or intercompany transfers of cash flow at any time. Since the execution of the debt line on June 9, 2021, to February 28, 2022, the Company was in compliance with the financial covenant.	The balance of the line of credit may not exceed the lesser of US $5,400,000 or the sum of 90% of accounts receivable, 50% of raw materials, 60% of finished inventory (up to US $2,500,000) and an amortizing borrowing base of $400,000 (which shall be reduced $16,667 each month), which must be met on a monthly basis. Additionally, the Company cannot make any loans, advances, or intercompany transfers of cash flow at any time. Since the execution of the debt line on June 9, 2021, to February 28, 2022, the Company was in compliance with the financial covenant.
Balance of line of credit									$ 5,400,000	5,400,000	$ 5,400,000
Amortizing borrowing									400,000		400,000
Amortizing borrowing reduced per month									$ 16,667		$ 16,667
Line of credit facility, interest rate description									Borrowings' bear interest at 4% or prime +0.75%, whichever is greater		Borrowings' bear interest at 4% or prime +0.75%, whichever is greater	Borrowings' bear interest at 4% or prime +0.75%, whichever is greater
South Dakota Development Corporation [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing amount															800,000
Line of credit facility, interest rate											2.00%	2.00%
Proceeds from refinancing of line of credit										0
Total debt										0	$ 0						509,543
Long-term portion of debt										0	0
Borrowing amount										1,239,091	1,239,091
State of South Dakota Governor's Office of Economic Development [Member]
Debt Instrument [Line Items]
Proceeds from refinancing of line of credit										0
Total debt										0	0						28,480
Long-term portion of debt										0	0
Borrowing amount																						$ 200,000
Interest rate, stated percentage																						3.00%
Outstanding balance										0	0
SDP [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Accounts receivable									$ 4,273,655					3,378,918
Inventories, net									5,597,989					4,425,987
Other Notes payable [Member]
Debt Instrument [Line Items]
Total debt										0	0						1,549,289
Long-term portion of debt										0	0
Other Notes Payable - Financial Institution [Member]
Debt Instrument [Line Items]
Borrowing amount																					$ 1,500,120
Interest rate, stated percentage																					5.25%
Outstanding balance										0	0
Additional Notes Payable [Member] | Maturity date October 2023 [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage																					9.00%
Additional Notes Payable [Member] | Maturity date November 2024 [member]
Debt Instrument [Line Items]
Interest rate, stated percentage																					5.25%
Paycheck Protection Program (“PPP”) Loan [Member]
Debt Instrument [Line Items]
Proceeds from refinancing of line of credit										0
Total debt										0	0						$ 884,038
Current portion of debt										0	0
Long-term portion of debt										0	0
Borrowing amount							$ 202,650											$ 944,542	$ 736,887	$ 150,000
Interest rate, stated percentage							2.75%											1.00%	1.00%	2.75%
Periodic payment						$ 13,740	$ 809	$ 641
Term Note [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate		6.00%		6.00%												6.00%
Borrowing amount		$ 936,696		$ 936,696												$ 750,000
Interest rate, stated percentage		2.75%		2.75%												2.75%
Periodic payment		$ 18,294	$ 14,500	$ 18,433	$ 14,500
Outstanding balance									810,423	$ 856,119	$ 856,119			$ 640,752	$ 677,500
Term Note [Member] | South Dakota Development Corporation [Member]
Debt Instrument [Line Items]
Borrowing amount									$ 1,197,758